Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location.
The
amounts of credit exposure associated with certain of our
on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2025

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$895,328	66%	$315,466	23%	$92,304	7%	$56,119	4%	$1,359,217
Derivatives before master netting agreements (2), (3)	20,508	11%	70,345	39%	74,177	42%	15,323	8%	180,353
	$915,836	59%	$385,811	25%	$166,481	11%	$71,442	5%	$1,539,570
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$506,219	55%	$318,215	35%	$60,389	7%	$30,923	3%	$915,746
Other	86,735	41%	100,512	48%	18,665	9%	4,286	2%	210,198
	$592,954	53%	$418,727	37%	$79,054	7%	$35,209	3%	$1,125,944

	As at October 31, 2024

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$897,614	67%	$297,335	22%	$88,394	7%	$54,912	4%	$1,338,255
Derivatives before master netting agreements (2), (3)	21,555	14%	47,204	31%	71,198	46%	13,276	9%	153,233
	$919,169	61%	$344,539	23%	$159,592	11%	$68,188	5%	$1,491,488
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$487,142	57%	$282,907	34%	$51,516	6%	$27,615	3%	$849,180
Other	82,910	48%	67,322	39%	18,162	11%	3,145	2%	171,539
	$570,052	56%	$350,229	34%	$69,678	7%	$30,760	3%	$1,020,719

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed and Loans. The largest concentrations in Canada are Ontario at 54% (October 31, 2024 – 57%), Alberta, Saskatchewan and Manitoba at 15% (October 31, 2024 – 13%), British Columbia and the territories at 17% (October 31, 2024 – 16%) and Quebec at 10% (October 31, 2024 – 10%). No industry accounts for more than 20% (October 31, 2024 – 20%) of total on-balance
sheet credit instruments, with the exception of Banking, which accounted for 22% (October 31, 2024 – 24%), and Government, which accounted for 31% (October 31, 2024 – 28%). The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 43% and 57% of our total commitments (October 31, 2024 – 40% and 60%). The largest concentrations in the wholesale portfolio relate to Financial services at 17% (October 31, 2024 – 14%), Real estate and related at 12% (October 31, 2024 – 12%), Investments at 10% (October 31, 2024 – 10%), Utilities at 8% (October 31, 2024 – 10%), and Other services at 9% (October 31, 2024 – 7%). The classification of our sectors aligns with our view of credit risk by industry.